Advances to suppliers - Additional information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Share-based Goods and Nonemployee Services Transaction [Line Items]
Advances to suppliers	$ 23,371,852	$ 14,034,379	$ 5,868,486
Frame work Agreement	3 years
Allowance for doubtful debts relating to advances to suppliers	$ 723,655	$ 0
Two suppliers
Share-based Goods and Nonemployee Services Transaction [Line Items]
Advances to suppliers	$ 9,620,000
Percentage of advances to suppliers utilized	40.00%
Percentage of advances to suppliers on each purchase order	30.00%